Plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment, Net [Abstract]
Schedule of Plant and Equipment, Net
Plant and equipment consisted of the following as of December 31, 2017 and 2016:

	December 31,
	2017	2016

Leasehold land and buildings (Note 9)	$499	$
Machinery and equipment	2		1
Vehicles and office equipment	23		15
Total	524		16
Less: accumulated depreciation	(13)		(11)
Plant and equipment, net	$511		$5